Details of Significant Accounts - Changes in Liabilities from Financing Activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		$ 528,757	$ 168,050	$ 168,250
Changes in cash flow from financing activities		(94,203)	360,107	(200)
Additions		1,770
Changes in other non-cash items		(183)	600
Ending Balance	$ 17,023	509,162	528,757	168,050
Short-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		46,000	46,000	46,000
Ending Balance	1,538	46,000	46,000	46,000
Long-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		434,757	70,050	71,750
Changes in cash flow from financing activities		(56,425)	364,107	(1,700)
Changes in other non-cash items		(7,679)	600
Ending Balance	12,392	370,653	434,757	70,050
Financial lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		48,000	52,000	50,500
Changes in cash flow from financing activities		(37,778)	(4,000)	1,500
Additions		1,770
Changes in other non-cash items		7,496
Ending Balance	$ 3,093	92,509	48,000	$ 52,000
Previous standard
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		528,757
Ending Balance			528,757
Previous standard | Short-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		46,000
Ending Balance			46,000
Previous standard | Long-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		434,757
Ending Balance			434,757
Previous standard | Financial lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		48,000
Ending Balance			48,000
Effect on initial application of IFRS16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		73,021
Ending Balance			73,021
Effect on initial application of IFRS16 | Financial lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		73,021
Ending Balance			73,021
Adjusted
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		601,778
Ending Balance			601,778
Adjusted | Short-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		46,000
Ending Balance			46,000
Adjusted | Long-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		434,757
Ending Balance			434,757
Adjusted | Financial lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance		$ 121,021
Ending Balance			$ 121,021